UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2008

Date of reporting period: MARCH 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (67.90%)
Bank Debt (60.57%) (1)
Alumina and Aluminum Production and Processing (3.94%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 12.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $47,081,169)	$47,081,169	$42,843,864	3.94%

Basic Chemical Manufacturing (0.10%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $2,742,730)	$2,813,056	1,054,896	0.10%

Communications Equipment Manufacturing (13.16%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $45,712,166) (2), (3)	$45,712,166	45,305,328	4.16%
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 10/6/12
(Acquired 10/5/07, Amortized Cost $6,962,315) (2), (3)	$7,032,641	7,138,131	0.66%
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $6,399,703) - (Ireland) (2), (3)	$6,530,309	6,254,403	0.57%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $28,060,237) (2), (3)	$28,632,895	27,423,155	2.52%
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $24,269,566) (2), (3)	$27,638,279	25,026,462	2.30%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $32,064,687)	$34,111,370	32,064,688	2.95%
Total Communications Equipment Manufacturing		143,212,167

Computer and Peripheral Equipment Manufacturing (1.29%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $17,613,717)	$19,570,797	13,993,120	1.29%

Data Processing, Hosting, and Related Services (7.60%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4.0%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $15,617,496)	$15,936,220	14,601,562	1.34%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $38,194,665)	$38,776,310	36,934,435	3.40%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $9,760,813)	$9,760,813	9,272,772	0.85%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $24,295,034)	$24,435,528	21,845,362	2.01%
Total Data Processing, Hosting, and Related Services		82,654,131

Electric Power Generation, Transmission and Distribution (0.09%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $2,977,479) (4)	$35,592,323	925,852	0.09%

Motor Vehicle Manufacturing (-0.28%)
General Motors Corporation, Revolver, LIBOR + 1.5%, due 7/20/11
(Acquired 9/26/07, 9/27/07, 11/8/07, and 12/6/07 Amortized Cost $(1,689,600))	$20,000,000	(3,030,000)	(0.28)%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Motor Vehicle Parts Manufacturing (0.96%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan,
LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $5,603,257) (2), (3)	$5,603,257	$5,525,747	0.51%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $4,922,849) (2), (3)	$4,922,849	4,930,233	0.45%
Total Motor Vehicle Parts Manufacturing		10,455,980

Offices of Real Estate Agents and Brokers (1.89%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Amortized Cost $(26,250))	$20,000,000	(2,171,880)	-0.20%
Realogy Corporation, Delayed Draw Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 10/9/07, Amortized Cost $14,104,125) (5)	$14,925,000	12,148,323	1.12%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 8/16/07,10/26/07 and 1/11/08,
Amortized Cost $12,051,931) (6)	$12,911,405	10,509,341	0.97%
Total Office of Real Estate Agents and Brokers		20,485,784

Plastics Product Manufacturing (1.46%)
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $17,131,687) (2), (3), (13)	$17,131,448	15,932,246	1.46%

Satellite Telecommunications (6.61%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $36,698,856) (3)	$36,743,678	34,814,635	3.20%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $39,257,159) (3)	$40,503,012	37,070,381	3.41%
Total Satellite Telecommunications		71,885,016

Scheduled Air Transportation (3.88%)
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N645NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $12,031,911)	$12,107,778	12,010,916	1.10%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N646NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $12,031,911)	$12,107,778	12,010,916	1.10%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N632NW, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $13,329,567)	$13,266,131	13,163,318	1.21%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N631NW, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $4,922,300)	$5,131,972	5,069,105	0.47%
Total Scheduled Air Transportation		42,254,255

Semiconductor and Other Electronic Component Manufacturing (3.59%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 4.75%, due 12/18/12
(Acquired 7/12/07 and 11/19/07, Amortized Cost $7,317,227)	$7,660,145	6,817,529	0.63%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $34,747,512)	$35,866,469	32,279,822	2.96%
Total Semiconductor and Other Electronic Component Manufacturing		39,097,351

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Wired Telecommunications Carriers (16.28%)
Casema, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $47,562,901) - (Netherlands) (3), (7)	€37,039,098	$55,992,041	5.15%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $14,601,350)	$14,601,350	13,433,242	1.23%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 9/5/07, Amortized Cost $13,924,310)	$14,504,490	12,981,518	1.19%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/5/07, Amortized Cost $17,879,045)	$17,879,045	16,448,722	1.51%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, Amortized Cost $19,080,421)	$19,619,970	18,354,482	1.69%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $21,074,082)	$21,074,082	20,779,045	1.91%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $3,623,753) - (Netherlands) (7)	€2,640,087	3,818,043	0.35%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $31,008,971) - (Netherlands) (7)	€22,509,770	35,348,898	3.25%
Total Wired Telecommunications Carriers		177,155,991

Total Bank Debt (Cost $682,941,052)		658,920,653

Other Corporate Debt Securities (7.33%)
Electric Power Generation, Transmission and Distribution (0.02%)
Calpine Generating Company, Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11 (4)	$879,000	172,108	0.02%

Home Furnishings Stores (0.38%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$12,477,000	4,160,830	0.38%

Nonferrous Metal (except Aluminum) Production and Processing (0.37%)
International Wire Group, Senior Secured Subordinated Notes, 10%, due 10/15/11
(Acquired 7/15/04 and 7/19/04, Amortized Cost $4,401,270) (2), (8)	$3,940,000	3,979,400	0.37%

Other Amusement and Recreation Industries (2.21%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14.0% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $37,846,248) (8)	$36,979,333	24,036,566	2.21%

Offices of Real Estate Agents and Brokers (0.34%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$8,430,000	3,763,405	0.34%

Plastics Product Manufacturing (1.48%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$17,582,000	14,021,645	1.29%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $16,144,412) (2), (4), (8)	$16,527,000	2,109,837	0.19%
Total Plastics Product Manufacturing		16,131,482

Printing and Related Support Activities (2.53%)
Phoenix Color Corporation, Senior Subordinated Notes, 13%, due 2/1/09	$28,376,000	27,524,720	2.53%

Total Other Corporate Debt Securities (Cost $118,177,817)		79,768,511

Total Debt Securities (Cost $801,118,869)		738,689,164

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (30.35%)
Activities Related to Credit Intermediation (6.47%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $52,744,807) (2), (3), (4), (8), (9)	52,744.807	$57,861,053	5.32%
Online Resources Corporation, Common Stock (2), (4), (9), (11)	1,302,445	12,529,521	1.15%
Total Activities Related to Credit Intermediation		70,390,574

Basic Chemical Manufacturing (0.28%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $5,626,113) (4), (8)	5,626,113	3,071,858	0.28%

Communications Equipment Manufacturing (3.36%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $7,032,638) (2), (3), (4), (8), (9)	7,197,769	11,462,447	1.05%
Enterasys Networks, Inc., Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/7/06, Cost $24,613,227) (2), (3), (4), (8), (9)	24,613.227	22,705,702	2.09%
Enterasys Networks, Inc., Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $2,815,947) (2), (3), (4), (8), (9)	4,369.871	2,447,128	0.22%
Total Communications Equipment Manufacturing		36,615,277

Data Processing, Hosting and Related Services (0.30%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Amortized Cost $3,230,878) (4), (8)	3,360,113	3,232,429	0.30%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Amortized Cost $129,235) (4), (8)	134,405	129,297	0.01%
Total Data Processing, Hosting and Related Services		3,361,726

Depository Credit Intermediation (2.27%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $19,111,941) (4), (8)	19,111,941	24,714,050	2.27%

Electric Power Generation, Transmission and Distribution (0.65%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $1,442,223) (4), (8)	8,012	6,476,100	0.60%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $597,390) (4), (8)	3,236	566,300	0.05%
Total Electric Power Generation, Transmission and Distribution		7,042,400

Glass and Glass Products Manufacturing (1.08%)
Owens Corning, Inc., Common Stock (4)	649,763	11,780,203	1.08%

Motor Vehicle Parts Manufacturing (6.82%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $47,302,876) (2), (3), (4), (8), (9), (12)	2,561,000	74,230,585	6.82%

Nonferrous Metal (except Aluminum) Production and Processing (1.23%)
International Wire Group, Inc., Common Stock
(Acquired 7/15/04 and 7/19/04, Cost $9,581,477) (2), (4), (8), (9)	637,171	13,380,591	1.23%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holdings, Inc., Common Stock
(Acquired 4/3/06, Cost $403,486) (4), (8), (14)	179,327	34,969	0.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Plastics Product Manufacturing (5.25%)
Pliant Corporation, Common Stock
(Acquired 7/19/06, Cost $515) (4), (8), (15)	515	$515	0.00%
Pliant Corporation, 13%, PIK Preferred Stock	7,293	3,295,621	0.30%
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (2), (4), (8), (9)	18,656,037	-	0.00%
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $141,356) (2), (4), (8), (9)	70	-	0.00%
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (2), (4), (8), (9)	724	-	0.00%
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (8), (9)	1	-	0.00%
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (8), (9)	1	-	0.00%
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $73,517,938) (2), (3), (4), (8), (13)	73,517,938	53,806,665	4.95%
Total Plastics Product Manufacturing		57,102,801

Satellite Telecommunications (0.07%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $1,205,976) (3), (4), (8)	2,819,810	789,547	0.07%

Semiconductor and Other Electronic Component Manufacturing (0.47%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $3,829,067) (4), (8)	2,296,747	5,144,713	0.47%

Wired Telecommunications Carriers (0.53%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $5,780,030) - (Cayman Islands) (4), (7), (8)	4,215,000	5,778,447	0.53%

Miscellaneous Securities (1.54%) (10)	1,032,288	16,723,066	1.54%

Total Equity Securities (Cost $330,163,448)		330,160,807

Total Investments (Cost $1,131,282,317) (16)		1,068,849,971

Cash and Cash Equivalents (1.75%)
General Electric Capital Corporation, Commercial Paper, 2.2%, due 4/1/08	$13,000,000	13,000,000	1.19%
Wells Fargo Overnight Repo, 1.7%, Collateralized by Federal Home Loan Bank Discount Note	$808,696	808,696	0.07%
Cash Denominated in Foreign Currencies (Cost $1,105,933)	€758,565	1,197,622	0.11%
Cash Held on Account at Various Institutions	$4,051,279	4,051,279	0.37%
Total Cash and Cash Equivalents		19,057,597

Total Cash and Investments		$1,087,907,568	100.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Notes to Statement of Investments

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).
Changes to investments in securities of affiliated issuers during the three months ended March 31, 2008 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EaglePicher Holdings, Inc., Common Stock	$89,679,818	$-	$-	$74,230,585
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	9,405,278	-	3,539,177	5,525,747
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	5,015,152	-	-	4,930,233
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 3/28/12	48,203,479	-	-	45,305,328
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 10/6/12	24,958,843	-	17,405,786	7,138,131
Dialogic Corporation, Class A Convertible Preferred Stock	12,955,984	-	-	11,462,447
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11	6,432,354	-	-	6,254,403
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11	28,203,402	-	-	27,423,155
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11	26,256,365	-	-	25,026,462
Enterasys Networks, Inc., Series A Convertible Preferred Stock	29,966,604	-	-	22,705,702
Enterasys Networks, Inc., Series B Convertible Preferred Stock	3,452,198	-	-	2,447,128
International Wire Group, Senior Secured Subordinated Notes, 10%, due 10/15/11	4,028,650	-	-	3,979,400
International Wire Group, Inc., Common Stock	14,177,055	-	-	13,380,591
Online Resources Corporation, Series A-1 Convertible Preferred Stock	60,883,331	-	-	57,861,053
Online Resources Corporation, Common Stock	15,525,144	-	-	12,529,521
Radnor Holdings Corporation, Senior Secured C Notes LIBOR + 7.25%, due 9/15/09	2,109,837	-	-	2,109,837
Radnor Holdings Corporation, Series A Convertible Preferred Stock	-	-	-	-
Radnor Holdings, Common Stock	-	-	-	-
Radnor Holdings, Non-Voting Common Stock	-	-	-	-
Radnor Holdings, Warrants for Common Stock	-	-	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock	-	-	-	-
WinCup, Inc., Common Stock	68,499,591	-	-	53,806,665
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10	9,374,742	7,442,031	-	15,932,246

(3) Priced by independent third party pricing service.

(4) Non-income producing security.

(5) On 10/9/07, the Company held Realogy Corporation Senior Subordinated Notes, 12.375%, due 4/15/15, priced at 77.598.

(6) On 10/26/07 and 1/11/08, the Company held Realogy Corporation Senior Subordinated Notes, 12.375%, due 4/15/15, priced at 73 and 58.227, respectively.

(7) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(8) Restricted security.

(9) Investment is not a controlling position.

(10) Miscellaneous Securities is comprised of one or more unrestricted security positions that have not previously been publicly disclosed.

(11) Priced at NASDAQ closing price.

(12) The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(13) Issuer is a controlled company.

(14) Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(15) The Company may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(16) Includes investments with an aggregate market value of $43,274,232 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $30,600,073 and $75,234,149 respectively.
Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,131,282,317. Net unrealized depreciation aggregated $62,432,346, of which $69,886,227 related to appreciated investment securities and $132,318,573 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2008 was $987,407,858 or 90.76% of total cash and investments of the Company.

Futures contracts, forward contracts, and swaps at March 31, 2008 were as follows:

	Number of
	Contracts or	Fair
Instrument	Notional Amount	Value

Futures Contracts
90 Day Euro Dollar Future, Expire 6/15/09	122	$112,850
90 Day Euro Dollar Future, Expire 9/14/09	122	118,675
90 Day Euro Dollar Future, Expire 12/14/09	122	102,175
90 Day Euro Dollar Future, Expire 3/15/10	122	103,700
Total Futures Contracts (Cost $437,400)		437,400

Forward Contracts
Euro/US Dollar Forward Currency Contract, Expire 9/15/09	$1,623,964	(313,120)
Euro/US Dollar Forward Currency Contract, Expire 2/1/10	$2,407,825	(391,191)
Total Forward Contracts		(704,311)

Swaps
Euro/US Dollar Cross Currency Basis Swap, Expire 9/12/16	$47,204,114	(12,912,808)
Euro/US Dollar Cross Currency Basis Swap, Expire 5/16/12	$31,096,999	(5,153,984)
Total Swaps		(18,066,792)

Total Swaps, Futures, and Forward Contracts		$(18,333,703)

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 also establishes a hierarchy that prioritizes the inputs used to measure fair value. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At March 31, 2008, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$ 41,032,790
2	Other observable market inputs*	584,068,642
3	Independent third-party pricing sources that employ significant unobservable inputs	425,838,417
3	Internal valuations with significant unobservable inputs	17,910,122

* E.g. quoted prices in inactive markets or quotes for comparable securities

Changes in investments categorized as Level 3 during the three months ended March 31, 2008 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$470,862,704	$21,701,701
Net realized and unrealized gains (losses)	(53,244,664)	1,612
Net acquisitions and dispositions	8,220,377	(3,793,191)
Net transfers in/out of category	-	-
Ending balance	$425,838,418	$17,910,122

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(53,244,664)	$1,612

Valuations of futures contracts, swaps, and forward currency transactions at March 31, 2008 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical instruments	$ 437,400
2	Other observable market inputs	(18,771,103)

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2008

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: May 30, 2008